Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000194063 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000194063 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000194063 | B
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000194063 | BB
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000194063 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000194063 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000194063 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.50%
C000194063 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.20%
C000194063 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	83.60%
C000194065 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000194065 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000194065 | B
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000194065 | BB
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000194065 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000194065 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000194065 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.50%
C000194065 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.20%
C000194065 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	83.60%
C000194066 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000194066 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000194066 | B
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000194066 | BB
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000194066 | BBB
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000194066 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.70%
C000194066 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	2.50%
C000194066 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.20%
C000194066 | AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	83.60%
C000241878 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.90%
C000241878 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	5.70%
C000241878 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.30%
C000241878 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	4.60%
C000241878 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	3.60%
C000241878 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	3.20%
C000241878 | FR_BD6K45906
Holdings [Line Items]
Percent of Total Investments	2.80%
C000241878 | FR_B4TX8S909
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241878 | FR_B24CGK904
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241878 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241878 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	3.30%
C000241878 | India
Holdings [Line Items]
Percent of Total Investments	1.80%
C000241878 | Germany
Holdings [Line Items]
Percent of Total Investments	2.00%
C000241878 | Taiwan
Holdings [Line Items]
Percent of Total Investments	2.10%
C000241878 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241878 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241878 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.20%
C000241878 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.50%
C000241878 | France
Holdings [Line Items]
Percent of Total Investments	9.80%
C000241878 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.90%
C000241878 | United States
Holdings [Line Items]
Percent of Total Investments	54.50%
C000241877 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.90%
C000241877 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	5.70%
C000241877 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.30%
C000241877 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	4.60%
C000241877 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	3.60%
C000241877 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	3.20%
C000241877 | FR_BD6K45906
Holdings [Line Items]
Percent of Total Investments	2.80%
C000241877 | FR_B4TX8S909
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241877 | FR_B24CGK904
Holdings [Line Items]
Percent of Total Investments	2.60%
C000241877 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	2.50%
C000241877 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	3.30%
C000241877 | India
Holdings [Line Items]
Percent of Total Investments	1.80%
C000241877 | Germany
Holdings [Line Items]
Percent of Total Investments	2.00%
C000241877 | Taiwan
Holdings [Line Items]
Percent of Total Investments	2.10%
C000241877 | Singapore
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241877 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.70%
C000241877 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.20%
C000241877 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.50%
C000241877 | France
Holdings [Line Items]
Percent of Total Investments	9.80%
C000241877 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	9.90%
C000241877 | United States
Holdings [Line Items]
Percent of Total Investments	54.50%
C000241880 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241880 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241880 | FR_71377A103
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241880 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241880 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241880 | FR_096970900
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241880 | FR_84472E102
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241880 | FR_122017106
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241880 | FR_831865209
Holdings [Line Items]
Percent of Total Investments	1.30%
C000241880 | FR_124805102
Holdings [Line Items]
Percent of Total Investments	1.30%
C000241880 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	3.20%
C000241880 | Germany
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241880 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241880 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	10.80%
C000241880 | United States
Holdings [Line Items]
Percent of Total Investments	59.50%
C000241880 | Bermuda
Holdings [Line Items]
Percent of Total Investments	0.80%
C000241880 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.00%
C000241880 | Australia
Holdings [Line Items]
Percent of Total Investments	2.80%
C000241880 | Canada
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241880 | Italy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000241880 | Japan
Holdings [Line Items]
Percent of Total Investments	11.40%
C000241881 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241881 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241881 | FR_71377A103
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241881 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241881 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241881 | FR_096970900
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241881 | FR_84472E102
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241881 | FR_122017106
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241881 | FR_831865209
Holdings [Line Items]
Percent of Total Investments	1.30%
C000241881 | FR_124805102
Holdings [Line Items]
Percent of Total Investments	1.30%
C000241881 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	3.20%
C000241881 | Germany
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241881 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241881 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	10.80%
C000241881 | United States
Holdings [Line Items]
Percent of Total Investments	59.50%
C000241881 | Bermuda
Holdings [Line Items]
Percent of Total Investments	0.80%
C000241881 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.00%
C000241881 | Australia
Holdings [Line Items]
Percent of Total Investments	2.80%
C000241881 | Canada
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241881 | Italy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000241881 | Japan
Holdings [Line Items]
Percent of Total Investments	11.40%
C000241879 | FR_200525103
Holdings [Line Items]
Percent of Total Investments	1.90%
C000241879 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241879 | FR_71377A103
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241879 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241879 | FR_038336103
Holdings [Line Items]
Percent of Total Investments	1.50%
C000241879 | FR_096970900
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241879 | FR_84472E102
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241879 | FR_122017106
Holdings [Line Items]
Percent of Total Investments	1.40%
C000241879 | FR_831865209
Holdings [Line Items]
Percent of Total Investments	1.30%
C000241879 | FR_124805102
Holdings [Line Items]
Percent of Total Investments	1.30%
C000241879 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	3.20%
C000241879 | Germany
Holdings [Line Items]
Percent of Total Investments	1.60%
C000241879 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.20%
C000241879 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	10.80%
C000241879 | United States
Holdings [Line Items]
Percent of Total Investments	59.50%
C000241879 | Bermuda
Holdings [Line Items]
Percent of Total Investments	0.80%
C000241879 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.00%
C000241879 | Australia
Holdings [Line Items]
Percent of Total Investments	2.80%
C000241879 | Canada
Holdings [Line Items]
Percent of Total Investments	3.00%
C000241879 | Italy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000241879 | Japan
Holdings [Line Items]
Percent of Total Investments	11.40%